INCOME AND MINING TAXES - Temporary differences and unused tax losses (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
INCOME AND MINING TAXES
Taxable temporary difference not recognized as deferred income tax	$ 11,100	$ 433,500
Other deductible temporary differences
INCOME AND MINING TAXES
Unrecognized deductible temporary differences and unused tax losses	$ 1,262,999	$ 1,485,481